Stock Option Liabilities (Details) - DevvStream Corp [Member]	6 Months Ended		12 Months Ended
	Jan. 31, 2026 USD ($) shares	Jan. 31, 2025 USD ($)	Jul. 31, 2025 USD ($) shares	Jul. 31, 2024 USD ($) shares	Nov. 06, 2024 shares	Oct. 08, 2024	Aug. 02, 2024 USD ($)	Aug. 01, 2024 USD ($)
Stock Option Liabilities [Line Items]
Stock options outstanding (in Shares) | shares	108,644		108,644	62,772	58,644
Change in fair value of stock option liabilities (in Dollars)	$ (1,500)	$ 719,000	$ 719,000	$ (845,700)
Stock Option Liabilities Member
Stock Option Liabilities [Line Items]
Stock options outstanding (in Shares) | shares					62,772
Stock options fair value upon change De-SPAC transaction (in Dollars)			$ 330,090
Measurement input	0.0473		5.23		5.96
Financial Liabilities Fair Value Disclosure (in Dollars)	$ 32,042		$ 133,465
Change in fair value of stock option liabilities (in Dollars)	$ 101,423		$ 196,625
Level 2 [Member] | Stock Option Liabilities Member
Stock Option Liabilities [Line Items]
Fair value of options liability (in Dollars)							$ 1,381,715	$ 1,381,715
Dividend Yield [Member]
Stock Option Liabilities [Line Items]
Measurement input	0		0	0		0
Dividend Yield [Member] | Stock Option Liabilities Member
Stock Option Liabilities [Line Items]
Measurement input	0		0		0
Expected Volatility [Member]
Stock Option Liabilities [Line Items]
Measurement input	1.50		97	1.05		0.925
Expected Volatility [Member] | Stock Option Liabilities Member
Stock Option Liabilities [Line Items]
Measurement input	1.50		150		97
Risk-free Interest Rate [Member]
Stock Option Liabilities [Line Items]
Measurement input	0.0293		3.12	0.0349		0.0453
Risk-free Interest Rate [Member] | Stock Option Liabilities Member
Stock Option Liabilities [Line Items]
Measurement input	0.0306		3.16		3.12
Measurement Input, Expected Term [Member]
Stock Option Liabilities [Line Items]
Measurement input			5.96